STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Operating Activities
Net loss	$ (78,530)	$ (14,919)
Adjustment to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,092	455
Stock-based compensation	9,565	969
Accretion of unamortized discount and amortization of issuance costs	548	2,106
Fair value adjustment of financial instruments	20,808	(3,688)
Impairment charges	3,395
Changes in operating assets and liabilities:
Prepaid expenses and other assets	(3,858)	(1,674)
Deferred offering costs	(13,507)
Accounts payable	3,078	(349)
Accrued professional fees related to deferred offering costs	12,199
Other liabilities	15,466	5,779
Net cash used in operating activities	(29,744)	(11,321)
Investing Activities
Purchases of property and equipment, including internal-use software	(3,009)	(2,134)
Net cash used in investing activities	(3,009)	(2,134)
Financing Activities
Payments for debt issuance costs	(201)	(80)
Payments under debt agreements	(10,000)
Proceeds from issuance of redeemable convertible preferred stock, net of issuance costs	76,617	24,908
Proceeds from exercise of stock options and issuance of common stock	673	135
Payments made to repurchase common and preferred stock	(2,450)
Payments made towards deferred offering costs	(653)
Net cash provided by financing activities	63,986	24,963
Net change in cash, cash equivalents and restricted cash	31,233	11,508
Cash, cash equivalents and restricted cash - beginning of year	28,548	22,540
Cash, cash equivalents and restricted cash - end of year	59,781	34,048
Cash paid during the period for:
Interest	800	196
Noncash investing and financing activities:
Carrying value of long-term debt and accrued interest converted to redeemable convertible preferred stock		14,105
Remeasurement of redeemable convertible preferred stock	865,952	$ 62,519
Settlement of the Redeemable convertible Series E preferred stock forward contract liability	21,688
Deferred offering costs in accounts payable and accrued liabilities	$ 12,795